Leases - Reconciliation of Remaining Undiscounted Contractual Rent Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 2,112
2025	2,152
2026	2,206
2027	2,261
2028	2,318
Thereafter	1,372
Total lease payments	12,421
Less: present value adjustment	(2,548)
Total operating lease liabilities	9,873
Included in the consolidated balance sheet:
Current portion of lease liabilities—operating	2,087	$ 2,287
Non-current portion of lease liabilities—operating	$ 7,786	$ 9,000